UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.8%

	COMMON STOCKS – 100.6%

	Aerospace & Defense – 0.1%

4,954	Boeing Company	$876,164

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	540,175

	Airlines – 0.5%

31,069	Delta Air Lines, Inc.	1,427,931
6,742	Ryanair Holdings PLC, Sponsored ADR	559,451
26,363	Southwest Airlines Co.	1,417,275
	Total Airlines	3,404,657

	Auto Components – 0.2%

26,602	American Axle and Manufacturing Holdings Inc.	499,585
21,986	Gentex Corporation	468,961
4,227	Lear Corporation	598,459
	Total Auto Components	1,567,005

	Automobiles – 1.1%

49,165	Ford Motor Company	572,281
14,597	Harley-Davidson, Inc.	883,119
23,900	Tesla Motors Inc., (2)	6,651,370
	Total Automobiles	8,106,770

	Beverages – 0.6%

8,894	Brown-Forman Corporation	410,725
91,000	Monster Beverage Corporation, (2)	4,201,470
	Total Beverages	4,612,195

	Biotechnology – 9.9%

7,091	AbbVie Inc.	462,050
12,000	Agios Pharmaceutical Inc., (2)	700,800
35,000	Alexion Pharmaceuticals Inc., (2)	4,243,400
14,052	Alkermes PLC, (2)	822,042
117,100	Amgen Inc.	19,212,597
178,024	Celgene Corporation, (2), (3)	22,151,526
239,725	Gilead Sciences, Inc., (3)	16,282,122
64,749	Immunogen, Inc., (2)	250,579
22,236	Ionis Pharmaceuticals, Inc., (2)	893,887
12,904	Myriad Genetics Inc., (2)	247,757
20,000	Regeneron Pharmaceuticals, Inc., (2)	7,750,200
12,177	Seattle Genetics, Inc., (2)	765,446
3,617	United Therapeutics Corporation, (2)	489,669
	Total Biotechnology	74,272,075

	Capital Markets – 0.4%

9,902	Moody’s Corporation	1,109,420
24,475	Morgan Stanley	1,048,509
11,627	SEI Investments Company	586,466
5,883	T. Rowe Price Group Inc.	400,926
	Total Capital Markets	3,145,321

	Commercial Services & Supplies – 0.4%

3,842	Cintas Corporation	486,167

NUVEEN	1

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

5,162	Copart Inc., (2)	$319,683
7,605	KAR Auction Services Inc.	332,110
15,000	Tetra Tech, Inc.	612,750
4,788	Waste Connections Inc.	422,397
9,417	Waste Management, Inc.	686,688
	Total Commercial Services & Supplies	2,859,795

	Communications Equipment – 3.7%

818,295	Cisco Systems, Inc., (3)	27,658,371

	Distributors – 0.3%

3,449	Genuine Parts Company	318,722
40,570	LKQ Corporation, (2)	1,187,484
7,800	Pool Corporation	930,774
	Total Distributors	2,436,980

	Diversified Consumer Services – 0.2%

43,275	Service Corporation International	1,336,332

	Electrical Equipment – 0.2%

9,416	Rockwell Automation, Inc.	1,466,165

	Electronic Equipment, Instruments & Components – 0.4%

12,148	Amphenol Corporation, Class A	864,573
3,675	Arrow Electronics, Inc., (2)	269,782
5,960	Avnet Inc.	272,730
30,310	Corning Incorporated	818,370
7,692	Keysight Technologies, Inc., (2)	277,989
13,756	National Instruments Corporation	447,895
	Total Electronic Equipment, Instruments & Components	2,951,339

	Equity Real Estate Investment Trusts – 0.4%

18,413	Apartment Investment & Management Company, Class A	816,616
54,624	CubeSmart	1,418,039
12,035	Ventas Inc.	782,756
	Total Equity Real Estate Investment Trusts	3,017,411

	Food & Staples Retailing – 1.8%

165,441	Walgreens Boots Alliance Inc., (3)	13,739,875

	Health Care Equipment & Supplies – 1.1%

68,636	Abbott Laboratories	3,048,125
8,796	Baxter International, Inc.	456,161
3,650	Becton, Dickinson and Company, (3)	669,556
16,011	Danaher Corporation	1,369,421
8,434	Hill-Rom Holdings Inc.	595,440
3,714	Stryker Corporation, (3)	488,948
11,178	Zimmer Biomet Holdings, Inc., (3)	1,364,946
	Total Health Care Equipment & Supplies	7,992,597

	Health Care Providers & Services – 1.3%

11,171	Cardinal Health, Inc.	910,995
105,849	Express Scripts Holding Company, (2), (3)	6,976,508
4,093	McKesson HBOC Inc., (3)	606,828
7,946	Universal Health Services, Inc., Class B	988,880
	Total Health Care Providers & Services	9,483,211

	Hotels, Restaurants & Leisure – 0.8%

2,500	Buffalo Wild Wings, Inc., (2)	381,875
20,714	Carnival Corporation	1,220,262

2	NUVEEN

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

3,000	Dominos Pizza Inc.	$552,900
5,011	Panera Bread Company, (2)	1,312,231
29,269	Restaurant Brands International Inc.	1,631,454
10,396	Wynn Resorts Ltd	1,191,486
	Total Hotels, Restaurants & Leisure	6,290,208

	Household Durables – 0.3%

41,536	KB Home	825,736
7,376	Whirlpool Corporation	1,263,730
	Total Household Durables	2,089,466

	Industrial Conglomerates – 0.3%

40,028	General Electric Company	1,192,834
5,740	Honeywell International Inc.	716,754
	Total Industrial Conglomerates	1,909,588

	Insurance – 0.3%

12,439	American International Group, Inc.	776,567
23,648	FNF Group	920,853
12,000	Torchmark Corporation	924,480
	Total Insurance	2,621,900

	Internet and Direct Marketing Retail – 10.1%

67,690	Amazon.com, Inc., (2)	60,009,893
11,995	HSN, Inc.	445,014
8,563	Priceline Group, Inc. (The), (2)	15,241,883
	Total Internet and Direct Marketing Retail	75,696,790

	Internet Software & Services – 18.9%

43,744	Alphabet Inc., Class A, (2)	37,086,163
49,942	Alphabet Inc., Class C, (2), (3)	41,429,885
43,473	Baidu Inc., ADR, (2), (3)	7,499,962
219,900	eBay Inc., (2), (3)	7,382,043
325,000	Facebook Inc., Class A, (2), (3)	46,166,250
17,621	IAC/InterActiveCorp, (3)	1,299,020
4,807	J2 Global Inc.	403,355
5,270	WebMD Health Corporation, Class A, (2)	277,624
	Total Internet Software & Services	141,544,302

	IT Services – 3.0%

10,704	Computer Sciences Corporation	738,683
10,704	CSRA Inc.	313,520
23,804	Fidelity National Information Services, Inc.	1,895,274
19,208	Genpact Limited	475,590
16,316	Global Payments Inc.	1,316,375
41,035	Henry Jack and Associates Inc.	3,820,358
29,448	Infosys Technologies Limited, Sponsored ADR	465,278
5,008	Leidos Holdings Inc.	256,109
68,363	Paychex, Inc.	4,026,581
200,000	PayPal Holdings, Inc., (2)	8,604,000
8,580	Total System Services Inc.	458,687
	Total IT Services	22,370,455

	Life Sciences Tools & Services – 0.5%

58,385	Agilent Technologies, Inc.	3,086,815
4,788	Charles River Laboratories International, Inc., (2)	430,681
	Total Life Sciences Tools & Services	3,517,496

NUVEEN	3

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Machinery – 0.2%

9,526	Caterpillar Inc.	$883,632
8,005	Fortive Corporation	482,061
	Total Machinery	1,365,693

	Media – 4.2%

19,288	CBS Corporation, Class B	1,337,816
680,000	Comcast Corporation, Class A, (3)	25,561,200
66,088	News Corporation Class B	892,188
79,632	News Corporation, Class A	1,035,216
20,124	Omnicom Group, Inc.	1,734,890
6,836	WPP Group PLC, Sponsored ADR	747,858
	Total Media	31,309,168

	Multiline Retail – 0.0%

63,200	J.C. Penney Company, Inc.	389,312

	Pharmaceuticals – 0.3%

3,505	Allergan PLC	837,415
22,511	Endo International PLC, (2)	251,223
1,000	Heska Corporation, (2)	102,972
5,960	Jazz Pharmaceuticals, Inc., (2)	864,975
	Total Pharmaceuticals	2,056,585

	Professional Services – 0.7%

10,307	IHS Markit Limited, (2)	432,379
11,461	Manpower Inc.	1,175,555
19,598	Robert Half International Inc.	956,970
31,037	Verisk Analytics Inc, Class A, (2)	2,518,342
	Total Professional Services	5,083,246

	Road & Rail – 0.1%

4,374	J.B. Hunt Transports Services Inc.	401,271

	Semiconductors & Semiconductor Equipment – 10.2%

92,608	Analog Devices, Inc.	7,589,226
160,000	Applied Materials, Inc.	6,224,000
17,789	Integrated Device Technology, Inc., (2)	421,066
753,388	Intel Corporation, (3)	27,174,705
55,842	Lam Research Corporation	7,167,879
8,107	Microsemi Corporation, (2)	417,754
105,553	NVIDIA Corporation	11,497,888
27,886	ON Semiconductor Corporation, (2)	431,954
5,933	Power Integrations Inc.	390,095
236,998	QUALCOMM, Inc., (3)	13,589,465
10,146	Silicon Laboratories Inc., (2)	746,238
20,000	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	656,800
7,657	Xperi Corporation	259,955
	Total Semiconductors & Semiconductor Equipment	76,567,025

	Software – 12.4%

18,065	Ansys Inc., (2)	1,930,607
53,540	Autodesk, Inc., (2)	4,629,604
51,724	Cadence Design Systems, Inc., (2)	1,624,134
11,986	CDK Global Inc.	779,210
54,089	Electronic Arts Inc., (2)	4,842,047
1,097,453	Microsoft Corporation	72,278,255
1,584	Microstrategy Inc., (2)	297,475
22,224	Open Text Corporation	755,838
49,954	Oracle Corporation	2,228,448
12,402	Parametric Technology Corporation, (2)	651,725
15,606	Red Hat, Inc., (2)	1,349,919

4	NUVEEN

Shares	Description (1)			Value

	Software (continued)

25,778	Synopsys Inc., (2), (3)			$1,859,367
	Total Software			93,226,629

	Specialty Retail – 0.7%

14,900	Aaron Rents Inc.			443,126
4,472	Advance Auto Parts, Inc.			663,019
28,481	CarMax, Inc., (2)			1,686,645
17,540	Dick’s Sporting Goods Inc.			853,496
25,551	L Brands Inc.			1,203,452
9,285	Signet Jewelers Limited			643,172
	Total Specialty Retail			5,492,910

	Technology Hardware, Storage & Peripherals – 14.1%

730,000	Apple, Inc., (3)			104,871,800
19,045	Hewlett Packard Enterprise Company			451,366
19,045	HP Inc.			340,525
	Total Technology Hardware, Storage & Peripherals			105,663,691

	Textiles, Apparel & Luxury Goods – 0.4%

14,784	Coach, Inc.			611,023
7,396	PVH Corporation			765,264
17,800	Skechers USA Inc., (2)			488,610
26,889	Under Armour Inc, Class C, (2)			492,069
42,700	Under Armour, Inc., (2)			844,606
	Total Textiles, Apparel & Luxury Goods			3,201,572

	Tobacco – 0.3%

12,975	Altria Group, Inc.			926,674
10,023	Philip Morris International, Inc.			1,131,597
	Total Tobacco			2,058,271

	Wireless Telecommunication Services – 0.1%

19,244	Telephone and Data Systems Inc.			510,158
13,012	United States Cellular Corporation, (2)			485,738
	Total Wireless Telecommunication Services			995,896
	Total Common Stocks (cost $311,540,785)			753,317,912

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 1.2%

4,000	iShares NASDAQ Biotechnology ETF			$1,173,080
60,000	PowerShares QQQ Trust, Series 1			7,942,800
	Total Exchange-Traded Funds (cost $8,316,490)			9,115,880
	Total Long-Term Investments (cost $319,857,275)			762,433,792

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$554	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $553,796, collateralized by $555,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $566,995	0.090%	4/03/17	$553,792
	Total Short-Term Investments (cost $553,792)			553,792
	Total Investments (cost $320,411,067) – 101.9%			762,987,584
	Other Assets Less Liabilities – (1.9)% (5)			(13,926,782)
	Net Assets – 100%			$749,060,802

NUVEEN	5

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Investments in Derivatives as of March 31, 2017

Options Purchased

Options Type	Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
Call	100	Alerian MLP ETF	$130,000	4/21/17	$13	$250
Call	100	Hasbro, Inc.	1,050,000	4/21/17	105	3,000
Put	200	iShares Emerging Markets ETF	780,000	4/21/17	39	7,408
Call	100	Quest Diagnostics Inc.	1,050,000	4/21/17	105	2,250
Call	300	United States Oil Fund LP	300,000	4/21/17	10	21,150
	800	Total Options Purchased (premiums paid $36,847)	$3,310,000			$34,058

Options Written

Options Type	Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
Call	(10)	NASDAQ 100® Index	$(5,420,000)	4/21/17	$5,420	$(55,900)
Call	(75)	NASDAQ 100® Index	(40,875,000)	4/21/17	5,450	(332,097)
Call	(425)	NASDAQ 100® Index	(230,562,500)	4/21/17	5,425	(2,244,000)
Call	(166)	S&P 500® Index	(39,591,000)	4/21/17	2,385	(134,460)
Call	(296)	S&P 500® Index	(71,040,000)	4/21/17	2,400	(125,800)
	(972)	Total Options Written (premiums received $3,051,625)	$(387,488,500)			$(2,892,257)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$753,317,912	$—	$—	$753,317,912
Exchange-Traded Funds	9,115,880	—	—	9,115,880

Short-Term Investments:
Repurchase Agreements	—	553,792	—	553,792

Investment in Derivatives:
Options Purchased	34,058	—	—	34,058
Options Written	(2,892,257)	—	—	(2,892,257)
Total	$759,575,593	$553,792	$—	$760,129,385

6	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $320,444,188.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$446,814,164
Depreciation	(4,270,768)
Net unrealized appreciation (depreciation) of investments	$442,543,396

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017